Bank and other Loans and Banking Facilities - Summary of Schedule of Long-Term Bank Loans (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan from Bank of Beijing
Debt Instrument [Line Items]
Debt instrument, interest rate				6.46%	6.46%
Debt instrument, maturity date				Aug. 14, 2022	Aug. 14, 2022
Loan from Bank of China
Debt Instrument [Line Items]
Debt instrument, interest rate	6.072%	6.072%	6.072%	6.072%	6.072%
Debt instrument, maturity date	Nov. 07, 2028	Nov. 07, 2028	Nov. 07, 2028	Nov. 07, 2028	Nov. 07, 2028
Loan from Xiamen International Bank
Debt Instrument [Line Items]
Debt instrument, interest rate				7.40%	7.40%
Debt instrument, maturity date				Jan. 06, 2022	Jan. 06, 2022
Loan from Industrial Bank
Debt Instrument [Line Items]
Debt instrument, interest rate				6.175%	6.175%
Debt instrument, maturity date				Oct. 20, 2022	Oct. 20, 2022
Loan from Bank of Guangzhou
Debt Instrument [Line Items]
Debt instrument, interest rate	6.50%	6.50%	6.50%	6.50%	6.50%
Debt instrument, maturity date	Aug. 25, 2026	Aug. 25, 2026	Aug. 25, 2026	Aug. 25, 2026	Aug. 25, 2026
Loan from Shenzhen Rural Commercial Bank | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.50%
Debt instrument, maturity date	Dec. 26, 2032
Loan from Shenzhen Rural Commercial Bank | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	3.40%
Debt instrument, maturity date	Dec. 31, 2029